Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable
(9)	Notes Payable

Short-term Notes Payable

The Company finances its annual commercial insurance premiums. The unpaid principal balance on the premium finance notes as of December 31, 2018 and 2017 were approximately $121,000 and $257,000, respectively. The Company makes equal monthly payments of principal and interest over the term of the notes which is generally 11 months. The annual interest rate for the policy renewal period in 2018 was approximately 5.4%.

Notes Payable to Related Party

Notes payable to related party consisted of the following at December 31, 2018 and 2017 (in thousands):

	2018	2017
Note payable to JCH Crenshaw Holdings, LLC (related party see Note 10), dated December 31, 2017, in the amount of $9.3 million with payment of principal and interest at 8% due March 2021	$—	$9,303
Note payable to Casey and Stacey Crenshaw (related party see Note 10), dated December 31, 2017, in the amount of $5.8 million with payment of principal and interest at 8% due March 2021	—	5,814
Note payable to Crenshaw Family Holdings, LP (related party see Note 10), dated December 31, 2017, in the amount of $12.0 million with payment of principal and interest at 8% due March 2021	—	11,983
Note payable to The Modern Group, Ltd (related party see Note 10), dated December 31, 2017, in the amount of $14.4 million with payment of principal and interest at 8% due March 2021	—	14,419

	$—	$41,519

Effective November 30, 2018, the holders of the Company’s related party notes payable converted the outstanding principal balance, plus accrued and unpaid interest, totaling $48.7 million into members’ equity (see Note 11 Members Equity for further discussion).

Notes Payable

Notes payable consisted of the following at December 31, 2018 and 2017 (in thousands):

	2018	2017
Notes payable to finance company, dated September 30, 2013, in the amount of $19.0 million, with payments of principal and accrued interest due in incremental amounts annually. Interest is adjusted monthly and is calculated at LIBOR plus 3% at the end of each month. Note is secured by $20 million equity interest and first lien on plant assets and matures August 2024.	$9,077	$11,497
Less current maturities	(2,500)	(2,500)

	$6,577	$8,997

The following schedule presents the future maturities of notes payable for each of the next five years as of December 31, 2018 (in thousands):

December 31,
2019	2,500
2020	1,500
2021	1,500
2022	1,500
2023	1,500
Thereafter,	577

$9,077